Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
DERIVATIVE FAIR VALUE OF DERIVATIVE NET [Abstract]
Fair value of financial instruments

	December 31, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$79,888	$79,888	$65,182	$65,182
Restricted cash	$—	$—	$2,900	$2,900
Note receivable, including current portion	$818	$818	$—	$—
Senior notes	$(369,260)	$(361,549)	$(368,180)	$(355,781)
Term Loan B Facility	$(95,669)	$(101,563)	$—	$—
Notes payable, including current portion	$(31,109)	$(31,109)	$(34,447)	$(34,447)
Capital lease obligations	$—	$—	$(17,617)	$(17,617)
Long-term debt, including current portion	$(36,708)	$(36,708)	$(25,321)	$(25,321)

Fair value measurements on a recurring basis

	Fair Value Measurements at December 31, 2017
	Total	Level I	Level II	Level III
Cash and cash equivalents	$79,888	$79,888	$—	$—
Note receivable, including current portion	$818	$818	$—	$—
Senior Notes	$(361,549)	$(361,549)	$—	$—
Term Loan B Facility	$(101,563)	$—	$(101,563)	$—
Notes payable, including current portion(1)	$(31,109)	$—	$(31,109)	$—
Long-term debt(1)	$(36,708)	$—	$(36,708)	$—

	Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Cash and cash equivalents	$65,182	$65,182	$—	$—
Restricted cash	$2,900	$2,900	$—	$—
Senior Notes	$(355,781)	$(355,781)	$—	$—
Notes payable, including current portion(1)	$(34,447)	$—	$(34,447)	$—
Capital lease obligations(1)	$(17,617)	$—	$(17,617)	$—
Long-term debt(1)	$(25,321)	$—	$(25,321)	$—